Commitments	6 Months Ended	12 Months Ended
	Jan. 31, 2021	Jul. 31, 2020
Disclosure of contingent liabilities [abstract]
Commitments
14.	Commitments

The Company’s lease arrangement for office space in Berkeley, California ended January 31, 2021 and the lease commitment is currently on a monthly basis in the amount of approximately $3,500 per month through to December 31, 2022.

15. Commitments The Company’s lease arrangement for office space in Berkeley, California ends in January 2021 and the lease commitment is on a monthly basis in the amount of $2,368 per month.